Income (Loss) Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income (Loss) Per Common Unit
(Loss) income from continuing operations	$ 57,867	$ 97,202	$ (31,725)	$ (202,799)	$ (5,127)	$ 105,035	$ (109,381)	$ (13,004)	$ (79,455)	$ (22,477)	$ 115,547
Less: Continuing operations loss (income) attributable to noncontrolling interests									20,206	(240)	(6,832)
Net (loss) income from continuing operations attributable to NGL Energy Partners LP									(59,249)	(22,717)	108,715
Less: Distributions to preferred unitholders (1)									(111,936)	(59,697)	(30,142)
Less: Continuing operations net loss (income) allocated to general partner (2)									32	(53)	(204)
Less: Repurchase of warrants (3)									0	(349)	0
NET (LOSS) INCOME FROM CONTINUING OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (NOTE 3)									(171,153)	(82,816)	78,369
Income (loss) from discontinued operations, net of tax									418,850	(47,128)	28,327
LESS: NET LOSS (INCOME) ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS									446	(1,030)	0
Less: Discontinued operations (income) loss allocated to general partner (2)									(419)	48	(28)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (NOTE 3)									418,877	(48,110)	28,299
NET INCOME (LOSS) ALLOCATED TO COMMON UNITHOLDERS									$ 247,724	$ (130,926)	$ 106,668
BASIC INCOME (LOSS) PER COMMON UNIT
(Loss) income from continuing operations	$ 0.31	$ 0.55	$ (0.45)	$ (1.83)	$ (0.19)	$ 0.73	$ (1.03)	$ (0.19)	$ (1.39)	$ (0.68)	$ 0.73
Income (loss) from discontinued operations, net of tax									3.41	(0.40)	0.26
Net Income (Loss)	0.20	0.65	2.70	(1.55)	0.76	0.33	(1.56)	(0.61)	2.01	(1.08)	0.99
DILUTED INCOME (LOSS) PER COMMON UNIT
(Loss) income from continuing operations	0.31	0.54	(0.45)	(1.83)	(0.19)	0.71	(1.03)	(0.19)	(1.39)	(0.68)	0.70
Income (loss) from discontinued operations, net of tax									3.41	(0.40)	0.25
Net Income (Loss)	$ 0.19	$ 0.64	$ 2.70	$ (1.55)	$ 0.76	$ 0.32	$ (1.56)	$ (0.61)	$ 2.01	$ (1.08)	$ 0.95
Basic weighted average common units outstanding (in units)	124,262,014	123,892,680	122,380,197	121,544,421	121,271,959	120,844,008	121,314,636	120,535,909	123,017,064	120,991,340	108,091,486
Diluted weighted average common units outstanding (in units)	126,926,589	125,959,751	122,380,197	121,544,421	121,271,959	124,161,966	121,314,636	120,535,909	123,017,064	120,991,340	111,850,621
Common units
BASIC INCOME (LOSS) PER COMMON UNIT
(Loss) income from continuing operations									$ (1.39)	$ (0.68)	$ 0.73
Income (loss) from discontinued operations, net of tax									3.41	(0.40)	0.26
Net Income (Loss)									2.01	(1.08)	0.99
DILUTED INCOME (LOSS) PER COMMON UNIT
(Loss) income from continuing operations									(1.39)	(0.68)	0.70
Income (loss) from discontinued operations, net of tax									3.41	(0.40)	0.25
Net Income (Loss)									$ 2.01	$ (1.08)	$ 0.95
Basic weighted average common units outstanding (in units)									123,017,064	120,991,340	108,091,486
Diluted weighted average common units outstanding (in units)									123,017,064	120,991,340	111,850,621
Common units | Performance awards
DILUTED INCOME (LOSS) PER COMMON UNIT
Weighted average number diluted shares outstanding adjustment									0	0	173,087
Common units | Warrant
DILUTED INCOME (LOSS) PER COMMON UNIT
Weighted average number diluted shares outstanding adjustment									0	0	3,586,048